Other Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	$ (1,928)	$ (9,994)	$ (119)
Other, net	50,251	(478)	(1,226)
Total other income (expenses), net	48,323	$ (10,472)	$ (1,345)
Expected credit losses provision, reversed	800
COSCO (Nantong) Shipyard
Disclosure of attribution of expenses by nature to their function [line items]
Unused provision, reversed	$ 49,300